Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (U.S. GAAP).
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
Fidelity (the Trustee) holds the Plan’s investment assets and executes transactions therein based upon instructions received from the Plan Administrator, the Company, and the participants of the Plan during the Plan year. The Plan’s investments are reported at fair value. Fair value is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balances plus any accrued interest. Interest income is recorded on the accrual basis of accounting. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.
Distributions to Participants
Distributions to participants are recorded when paid.
Administrative Expense
All permitted administrative expenses are paid by the Plan and charged to participant accounts on a per capita basis, or from the Plan forfeiture account.
Risks and Uncertainties
The Plan provides for a range of investment options in various combinations of investment funds. Investments are exposed to a number of risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, including Tennant Company common stock, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and those changes could materially affect participants' account balances and the amounts reported in the Statement of Net Assets Available for Benefits.
Subsequent Events
Subsequent events have been evaluated through June 25, 2026, the date the financial statements were available to be issued.
Effective January 1, 2026, the Company adopted the Fifteenth Amendment to the Plan. Among other changes, the amendment establishes an enhanced safe harbor matching contribution formula equal to 100% of eligible participant contributions up to 6% of eligible compensation, provides for true-up matching contributions and clarifies the administration and funding of such contributions, maintains discretionary employer profit sharing contributions, and updates certain withdrawal and required minimum distribution provisions to ensure continued compliance with applicable laws.
No other significant matters were identified for disclosure during this evaluation.